Segment Reporting (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Total Revenues	$ 612,308	$ 42,775	$ 724,311	$ 48,105
Total assets	10,935,884		10,935,884		$ 605,314
Beverage [Member]
Total Revenues	412,729	42,775	524,732	48,105
Total assets	1,172,224		1,172,224		605,314
Medical Devices [Member]
Total Revenues	199,579	$ 0	199,579	$ 0
Total assets	$ 9,763,660		$ 9,763,660		$ 0